Schedule of participants and beneficiaries (Details) - Number Number in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Number of active participants	18	22
Number of inactive participants	4,229	4,274
Number of dependent people
Total	4,247	4,296
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Number of active participants	6,645	7,401
Number of inactive participants	5,018	4,646
Number of dependent people
Total	11,663	12,047
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Number of active participants	6,276	6,546
Number of inactive participants	8,910	9,032
Number of dependent people	21,621	21,716
Total	36,807	37,294